UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22753

CCA Investments Trust

(Exact name of registrant as specified in charter)

190 North Canon Dr., Suite 402

Beverly Hills, CA 90210

(Address of principal executive offices) (Zip code)

CT Corporation System

Corporation Trust Center

1300 East 9th Street

Cleveland, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: (310) 432-0010

Date of fiscal year end: November 30

Date of reporting period: February 29, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

CCA Core Return Fund
Schedule of Investments
February 29, 2016 (Unaudited)

Shares			Market Value	% of Net Assets

COMMON STOCKS
Aerospace & Defense
255	Airbus Group SE ADR		$ 4,098
37	General Dynamics Corp.		5,042
41	Huntington Ingalls Industries, Inc.		5,373
37	Lockheed Martin Corp.		7,984
23	Northrop Grumman Corp.		4,421
19	Orbital ATK, Inc.		1,591
42	Raytheon Co.		5,202
260	Rolls-Royce Holdings PLC ADR		2,431
309	Safran SA ADR		4,756
32	Teledyne Technologies, Inc. *		2,726
71	The Boeing Co.		8,391
25	TransDigm Group, Inc. *		5,339
110	United Technologies Corp.		10,628
114	Woodward, Inc.		5,352
142	Zodiac Aerospace		2,378
			75,712	0.73%

Apparel & Textile Products
92	Adidas AG ADR		4,881
29	Christian Dior SE		5,120
612	Cie Financiere Richemont SA ADR		3,849
67	Deckers Outdoor Corp. *		3,790
176	Hanesbrands, Inc.		5,014
16	Hermes International		5,472
109	Kate Spade & Co. *		2,160
250	Kering ADR		4,313
145	LVMH Moet Hennessy Louis Vuitton SE ADR		4,794
30	LVMH Moet Hennessy Louis Vuitton SE		5,018
56	Michael Kors Holdings Ltd. *		3,172
106	NIKE, Inc.		6,529
142	VF Corp.		9,246
			63,358	0.61%

Asset Management
24	Ameriprise Financial, Inc.		2,015
20	BlackRock, Inc.		6,239
205	Federated Investors, Inc.		5,365
58	Groupe Bruxelles Lambert SA		4,442
75	Invesco Ltd.		2,006
57	Legg Mason, Inc.		1,628
1,971	Man Group PLC		4,235
22	Partners Group Holding AG		7,992
99	The Charles Schwab Corp.		2,480
540	UBS Group AG		8,296
			44,698	0.43%

Automotive
282	Bayerische Motoren Werke AG ADR		7,606
72	Bridgestone Corp.		2,525
35	Continental AG		6,967
108	Continental AG ADR		4,289
84	Daimler AG		5,709
62	Daimler AG (Germany)		4,214
59	Daimler AG ADR		4,001
104	Denso Corp. ADR		1,928
484	Ford Motor Co.		6,055
421	Ford Otomotiv Sanayi AS		4,952
87	Fuji Heavy Industries Ltd.		2,852
400	Futaba Industrial Co Ltd.		1,561
152	General Motors Co.		4,475
73	Honda Motor Co Ltd. ADR		1,877
214	Johnson Controls, Inc.		7,802
191	Magna International, Inc. Class A		7,420
200	Mitsubishi Motors Corp.		1,426
125	Nissan Motor Co Ltd. ADR		2,261
66	Renault SA		6,039
177	Tata Motors Ltd. ADR *		3,935
250	Toyota Motor Corp. ADR		26,025
120	Volkswagen AG ADR		3,290
95	Volkswagen AG PFD ADR		2,200
			119,409	1.15%

Banking
378	Agricultural Bank of China Ltd. ADR		3,111
746	Akbank TAS ADR		3,648
188	Australia & New Zealand Banking Group Ltd. ADR		3,014
896	Banco Bilbao Vizcaya Argentaria SA ADR		5,672
632	Banco Bradesco SA ADR		3,350
1	Banco de Chile ADR		61
655	Banco do Brasil SA ADR		2,207
3,698	Banco Espirito Santo SA *		0
753	Banco Santander Brasil SA ADR		2,771
1,130	Banco Santander SA ADR		4,509
719	Banco Santander SA		2,935
6,000	Bank Central Asia Tbk PT		6,040
666	Bank Mandiri Persero Tbk PT ADR		4,662
1,293	Bank of America Corp.		16,188
1,646	Bank of China Ltd. ADR		15,489
7,000	Bank of Communications Co Ltd.		3,995
84	Bank of Hawaii Corp.		5,334
62	Bank of Montreal		3,411
146	Bank of Nova Scotia/The		5,840
322	Bank Rakyat Indonesia Persero Tbk PT ADR		5,313
11	Banque Cantonale Vaudoise		7,078
674	Barclays PLC ADR		6,363
320	BNP Paribas SA ADR		7,443
80	BOC Hong Kong Holdings Ltd. ADR		4,173
40	BOK Financial Corp.		1,955
939	CaixaBank SA		2,703
55	Canadian Imperial Bank of Commerce		3,646
2,686	China Construction Bank Corp. ADR		31,211
32,440	China Construction Bank Corp. Class H		18,974
2,300	CIMB Group Holdings Bhd		2,477
5,000	CITIC Ltd.		6,800
370	Citigroup, Inc.		14,375
210	Commonwealth Bank of Australia		10,517
76	Commonwealth Bank of Australia ADR		3,808
838	Credit Agricole SA ADR		4,324
63	Cullen/Frost Bankers, Inc.		3,020
4,000	Dah Sing Banking Group Ltd.		6,633
228	Danske Bank A/S		6,235
86	DBS Group Holdings Ltd.		3,337
173	Deutsche Bank AG		2,974
28	DNB ASA ADR		3,228
148	Fifth Third Bancorp		2,258
1,313	FirstRand Ltd.		3,665
378	FNB Corp/PA		4,642
1,723	Grupo Financiero Inbursa SAB de CV		3,041
150	HDFC Bank Ltd. ADR		7,923
339	HSBC Holdings PLC ADR		10,770
79	IBERIABANK Corp.		3,767
929	ICICI Bank Ltd. ADR		5,267
1,026	Industrial & Commercial Bank of China Ltd. ADR		10,127
14,000	Industrial & Commercial Bank of China Ltd.		6,911
371	ING Groep NV ADR		4,348
271	Intesa Sanpaolo SpA ADR		4,070
1,443	Itau Unibanco Holding SA ADR		9,091
457	JPMorgan Chase & Co.		25,729
152	KB Financial Group, Inc. ADR		3,612
129	KBC Groep NV		6,860
354	KeyCorp		3,735
4,151	Lloyds Banking Group PLC		4,182
1,070	Lloyds Banking Group PLC ADR		4,334
118	Macquarie Group Ltd.		5,414
810	Malayan Banking Bhd ADR		3,350
494	Mediobanca SpA		3,363
900	Mitsubishi UFJ Financial Group, Inc. ADR		3,861
899	Mitsubishi UFJ Financial Group, Inc.		3,880
2,620	Mizuho Financial Group, Inc.		3,860
646	National Australia Bank Ltd. ADR		5,769
100	National Bank of Canada		2,723
422	Nordea Bank AB ADR		4,219
495	Nordea Bank AB		4,893
255	OTP Bank PLC		5,310
1,300	Oversea-Chinese Banking Corp., Ltd.		7,459
89	PrivateBancorp, Inc.		3,058
900	Public Bank Bhd		3,964
996	RMB Holdings Ltd.		3,590
339	Royal Bank of Canada		17,279
418	Royal Bank of Scotland Group PLC ADR *		2,592
1,232	Sberbank of Russia PJSC		1,753
1,662	Sberbank of Russia PJSC ADR		10,055
134	Shinhan Financial Group Co Ltd. ADR		4,121
365	Skandinaviska Enskilda Banken AB		3,583
625	Societe Generale SA ADR		4,394
421	Standard Bank Group Ltd. ADR		2,905
241	Standard Chartered PLC		1,444
63	Sumitomo Mitsui Financial Group, Inc.		1,768
1,208	Sumitomo Mitsui Trust Holdings, Inc. ADR		3,443
973	Sumitomo Mitsui Trust Holdings, Inc.		2,837
202	SunTrust Banks, Inc.		6,702
618	Svenska Handelsbanken AB ADR		3,943
190	Swedbank AB ADR		3,825
162	TCF Financial Corp.		1,837
1,200	The Bank of East Asia Ltd.		3,818
66	The PNC Financial Services Group Inc.		5,366
800	The Siam Commercial Bank PLC		3,108
330	The Toronto-Dominion Bank		12,758
975	UniCredit SpA		3,643
315	United Overseas Bank Ltd.		3,841
217	US Bancorp		8,359
536	Valley National Bancorp		4,824
634	Wells Fargo & Co.		29,747
307	Westpac Banking Corp. ADR		6,281
			592,095	5.71%

Biotech & Pharmaceutical
109	AbbVie, Inc.		5,952
27	Alexion Pharmaceuticals, Inc. *		3,802
23	Allergan PLC		6,673
83	Amgen, Inc.		11,809
115	Astellas Pharma, Inc. ADR		1,657
220	AstraZeneca PLC ADR		6,307
41	Baxalta, Inc.		1,579
89	Bayer AG ADR		9,225
9	Biogen, Inc. *		2,335
207	Bristol-Myers Squibb Co.		12,820
123	Celgene Corp. *		12,402
78	Chugai Pharmaceutical Co. Ltd.		2,318
152	CSL Ltd. ADR		5,589
400	Daiichi Sankyo Co., Ltd.		8,359
127	Dr. Reddys Laboratories Ltd. ADR		5,585
56	Eli Lilly & Co.		4,032
82	Gilead Sciences, Inc.		7,155
196	GlaxoSmithKline PLC ADR		7,579
225	GlaxoSmithKline PLC		4,382
213	Impax Laboratories, Inc. *		6,963
14	Indivior PLC ADR		164
60	Indivior PLC		141
21	Jazz Pharmaceuticals PLC *		2,553
344	Johnson & Johnson		36,192
9	Mallinckrodt PLC *		585
347	Merck & Co, Inc.		17,423
192	Merck KGaA ADR		5,403
160	Novartis AG		11,481
195	Novartis AG ADR		13,866
348	Novo Nordisk A/S ADR		17,887
45	Ono Pharmaceutical Co., Ltd.		8,348
767	Pfizer, Inc.		22,757
864	Roche Holding AG ADR		27,691
22	Roche Holding AG		5,591
301	Sanofi ADR		11,905
60	Sanofi		4,776
160	Seattle Genetics, Inc. *		4,830
105	Takeda Pharmaceutical Co Ltd. ADR		2,508
309	Teva Pharmaceutical Industries Ltd. ADR		17,180
37	United Therapeutics Corp. *		4,512
47	Valeant Pharmaceuticals International, Inc. *		3,093
148	Zoetis, Inc.		6,077
			351,486	3.39%

Chemicals
55	Agrium, Inc.		4,726
203	Air Liquide SA ADR		4,214
22	Air Products & Chemicals, Inc.		2,914
204	Akzo Nobel NV ADR		3,970
110	BASF SE ADR		7,148
959	DuluxGroup Ltd.		4,471
109	EI du Pont de Nemours & Co.		6,635
168	Evonik Industries AG		5,107
83	FMC Corp.		3,124
4	Givaudan SA		7,511
250	Linde AG ADR		3,483
1,000	Mitsui Chemicals, Inc.		3,273
40	Monsanto Co.		3,600
2,600	Petronas Chemicals Group Bhd		4,182
185	Potash Corp of Saskatchewan, Inc.		3,134
40	Praxair, Inc.		4,072
128	Shin-Etsu Chemical Co Ltd. ADR		1,601
172	Sumitomo Chemical Co Ltd. ADR		3,793
24	The Chemours Co.		123
144	The Dow Chemical Co.		7,000
15	The Sherwin-Williams Co.		4,058
64	Westlake Chemical Corp.		2,760
100	Yara International ASA ADR		3,874
			94,773	0.91%

Commercial Services
72	CEB, Inc.		3,907
65	Cintas Corp.		5,459
83	Deluxe Corp.		4,765
76	Ecolab, Inc.		7,794
236	G4S PLC ADR		3,377
162	H&R Block, Inc.		5,327
134	KAR Auction Services, Inc.		4,745
44	ManpowerGroup, Inc.		3,407
683	Michael Page International PLC		3,515
150	Park24 Co Ltd.		3,930
161	RR Donnelley & Sons Co.		2,444
176	Secom Co Ltd. ADR		3,131
270	Sodexo SA ADR		5,516
			57,317	0.55%

Construction Materials
241	Canfor Corp. *		2,321
15	Cemex SAB de CV ADR		83
101	Cie de Saint-Gobain		3,929
238	CRH PLC		6,081
1,863	CSR Ltd.		3,937
309	LafargeHolcim Ltd. ADR		2,416
26	Martin Marietta Materials, Inc.		3,708
89	Owens Corning		3,820
793	Sumitomo Osaka Cement Co Ltd.		2,898
400	The Siam Cement PLC		4,959
176	USG Corp. *		3,749
			37,901	0.37%

Consumer Products
183	Ajinomoto Co, Inc. ADR		4,484
143	Altria Group, Inc.		8,805
5,467	Ambev SA ADR		23,727
207	Anheuser-Busch InBev SA/NV ADR		23,081
59	Archer-Daniels-Midland Co.		2,063
100	Asahi Group Holdings Ltd.		2,941
149	Associated British Foods PLC ADR		7,122
55	Beiersdorf AG		4,767
237	Brasil SA ADR		3,026
48	British American Tobacco PLC ADR		5,215
85	British American Tobacco PLC		4,643
33	Brown-Forman Corp. Class B		3,250
244	Coca-Cola Amatil Ltd. ADR		1,466
234	Coca-Cola Co/The		10,092
111	Coca-Cola Enterprises, Inc.		5,385
42	Coca-Cola Femsa SAB de CV		3,085
43	Colgate-Palmolive Co.		2,823
54	Constellation Brand, Inc.		7,637
355	Danone SA ADR		4,942
83	Diageo PLC ADR		8,516
33	Edgewell Personal Care Co.		2,523
33	Energizer Holdings, Inc.		1,285
47	General Mills, Inc.		2,766
134	Heineken NV ADR		5,367
66	Henkel AG & Co KGaA		5,820
304	Hormel Foods Corp.		12,923
69	Imperial Tobacco Group PLC ADR		7,110
113	Ito En Ltd.		3,212
128	Japan Tobacco, Inc.		5,098
710	JBS SA ADR		4,019
75	Kao Corp. ADR		3,780
28	Kimberly-Clark Corp.		3,648
305	Loreal SA ADR		10,242
113	Mead Johnson Nutrition Co.		8,335
197	Mondelez International, Inc.		7,984
55	Monster Beverage Corp.		6,903
288	Nestle SA ADR		20,120
142	Nestle SA		9,969
232	PepsiCo, Inc.		22,694
215	Pernod Ricard SA ADR		4,562
115	Philip Morris International, Inc.		10,468
60	Reckitt Benckiser Group PLC		5,477
360	Reckitt Benckiser Group PLC ADR		6,624
177	Reynolds American, Inc.		8,926
100	Riken Vitamin Co Ltd.		3,526
90	SABMiller PLC		5,233
99	SABMiller PLC ADR		5,726
151	The Kraft Heinz Co.		11,630
338	The Procter & Gamble Co.		27,138
129	Unicharm Corp.		2,810
255	Unilever NV ADR		10,865
125	Unilever PLC ADR		5,353
111	Unilever PLC		4,776
2,000	Yeo Hiap Seng Ltd.		1,891
			395,873	3.82%

Consumer Services
187	Apollo Education Group, Inc. *		1,532
5	Graham Holdings Co.		2,441
			3,973	0.04%

Containers & Packaging
49	3M Co.		7,687
80	AptarGroup, Inc.		5,897
146	Berry Plastics Group, Inc. *		4,545
77	Crown Holdings, Inc. *		3,607
116	International Paper Co.		4,141
84	WestRock Co.		2,837
			28,714	0.28%

Design, Manufacturing & Distribution
68	Anixter International, Inc. *		2,912
61	Avnet, Inc.		2,510
133	Jabil Circuit, Inc.		2,773
			8,195	0.08%

Distributors - Consumer Staples
33	Bunge Ltd.		1,641
41	Marubeni Corp. ADR		2,070
120	Mitsubishi Corp.		1,923
80	Sysco Corp.		3,530
230	United Natural Foods, Inc.		7,098
			16,262	0.16%

Distributors - Discretionary
200	Canon Marketing Japan, Inc.		3,371
61	Genuine Parts Co.		5,499
198	Ingram Micro, Inc. Class A		7,088
198	LKQ Corp. *		5,465
1,900	Sime Darby Bhd		3,382
2	Veritiv Corp. *		64
			24,869	0.24%

Electrical Equipment
220	ABB Ltd.		3,944
96	AMETEK, Inc.		4,455
25	Daikin Industries Ltd. ADR		3,337
79	Eaton Corp PLC		4,480
48	Emerson Electric Co.		2,344
1,172	General Electric Co.		34,152
33	Hitachi Ltd.		1,390
60	Honeywell International, Inc.		6,081
42	Keysight Technologies, Inc. *		1,096
118	Kone OYJ		5,255
52	Littelfuse, Inc.		5,908
78	Mitsubishi Electric Corp. ADR		1,598
500	Mitsubishi Heavy Industries Ltd.		1,783
300	Miura Co Ltd.		4,832
60	Murata Manufacturing Co., Ltd.		7,219
28	Rockwell Automation, Inc.		2,915
400	Schneider Electric SE ADR		4,720
101	Siemens AG ADR		9,353
7	SMC Corp.		1,622
118	TE Connectivity Ltd.		6,716
187	Toshiba Corp.		1,732
110	Tyco International PLC		3,870
			118,802	1.15%

Engineering & Construction Services
252	Abertis Infraestructuras SA		3,796
24,200	Italian-Thai Develop PLC *		5,770
1,379	Kajima Corp.		7,926
1,941	OHL Mexico SAB de CV *		2,236
280	Vinci SA ADR		4,794
			24,522	0.24%

Forest & Paper Products
844	Hokuetsu Kishu Paper Co Ltd.		4,716
400	Sumitomo Forestry Co Ltd.		4,474
			9,190	0.09%

Gaming, Lodging & Restaurants
73	Carnival Corp.		3,501
7	Chipotle Mexican Grill, Inc. *		3,564
36	Cracker Barrel Old Country Store, Inc.		5,330
65	Dunkin Brands Group, Inc.		3,028
655	Galaxy Entertainment Group Ltd.		2,198
370	Greene King PLC		4,665
416	Hilton Worldwide Holdings, Inc.		8,644
92	Las Vegas Sands Corp.		4,442
42	Marriott International Inc.		2,862
49	McDonalds Corp.		5,742
129	Melco Crown Entertainment Ltd. ADR		2,037
3,063	Melco International Development Ltd.		3,571
44	Royal Caribbean Cruises Ltd.		3,272
2,000	SJM Holdings Ltd.		1,219
200	St Marc Holdings Co Ltd.		5,168
130	Starbucks Corp.		7,567
62	Starwood Hotels & Resorts Worldwide, Inc.		4,285
37	Whitbread PLC		2,019
33	Yum! Brands, Inc.		2,391
			75,505	0.73%

Hardware
90	Adobe Systems, Inc.		7,664
695	Apple, Inc.		67,200
76	Canon, Inc. ADR		2,143
630	Cisco Systems, Inc.		16,493
294	Corning, Inc.		5,380
256	Dolby Laboratories, Inc. Class A		10,112
188	EMC Corp.		4,912
78	FUJIFILM Holdings Corp.		2,928
83	Garmin Ltd.		3,362
277	HP, Inc.		2,961
58	Kyocera Corp. ADR		2,554
187	Lenovo Group Ltd. ADR		3,136
430	LG Display Co Ltd. ADR		4,304
77	Motorola Solutions, Inc.		5,659
592	Nokia OYJ ADR		3,570
170	Panasonic Corp. ADR		1,426
433	Pitney Bowes, Inc.		7,846
716	Polycom, Inc.		7,454
272	Radware Ltd. *		3,131
250	Ricoh Co Ltd. ADR		2,458
101	Seagate Technology PLC		3,167
132	Sony Corp. ADR		2,788
517	Tamron Co., Ltd.		8,025
81	ViaSat, Inc. *		5,914
53	Western Digital Corp.		2,307
			186,894	1.80%

Health Care Facilities & Services
27	Aetna, Inc.		2,933
25	Anthem, Inc.		3,267
40	Cardinal Health, Inc.		3,268
26	Community Health Systems, Inc. *		393
44	DaVita HealthCare Partners, Inc. *		2,903
43	Express Scripts Holding Co. Class C *		3,026
118	HCA Holdings, Inc.		8,167
34	Humana, Inc.		6,017
49	McKesson Corp.		7,625
140	UnitedHealth Group, Inc.		16,674
163	VCA, Inc. *		8,318
37	WellCare Health Plans, Inc. *		3,325
			65,916	0.64%

Home & Office Products
115	Daiwa House Industry Co Ltd.		3,152
127	Newell Rubbermaid, Inc.		4,827
4	NVR, Inc. *		6,548
25	Whirlpool Corp.		3,883
			18,410	0.18%

Industrial Services
41	Watsco, Inc. Class A		5,229	0.05%

Institutional Financial Services
136	Bank of New York Mellon Corp./The		4,813
37	CME Group Inc.		3,383
168	Credit Suisse Group AG ADR		2,239
301	Daiwa Securities Group, Inc.		1,780
308	Hong Kong Exchanges and Clearing Ltd. ADR		6,745
20	Intercontinental Exchange, Inc.		4,769
240	Morgan Stanley		5,928
310	Nomura Holdings, Inc. ADR		1,302
77	Northern Trust Corp.		4,572
53	The Goldman Sachs Group Inc.		7,925
131	TMX Group Ltd.		3,905
			47,361	0.46%

Insurance
623	Aegon NV		3,115
87	Aflac, Inc.		5,178
250	AIA Group Ltd. ADR		5,170
11	Alleghany Corp. *		5,104
620	Allianz SE ADR		9,182
55	American Financial Group Inc.		3,689
154	American International Group, Inc.		7,731
61	Aon PLC		5,813
84	Assurant, Inc.		5,972
290	Aviva PLC ADR		3,500
448	AXA SA ADR		9,807
451	BB Seguridade Participacoes SA ADR		2,683
155	Berkshire Hathaway, Inc. Class B *		20,796
354	China Life Insurance Co Ltd. ADR		3,862
98	Cincinnati Financial Corp.		6,188
285	CNO Financial Group, Inc.		4,968
506	Dai-ichi Life Insurance Co., Ltd./The		6,140
57	Euler Hermes Group		4,730
28	Everest Re Group Ltd.		5,212
178	Genworth Financial, Inc. Class A *		377
160	Grupo Catalana Occidente SA		4,651
84	Intact Financial Corp.		5,228
49	Lincoln National Corp.		1,790
116	Loews Corp.		4,217
260	Manulife Financial Corp.		3,474
5	Markel Corp. *		4,284
92	Marsh & McLennan Cos, Inc.		5,249
138	MetLife, Inc.		5,459
81	MS&AD Insurance Group Holdings, Inc.		2,208
260	Muenchener Rueckversicherungs ADR		5,127
1,700	New China Life Insurance Co Ltd.		4,917
1,820	Old Mutual PLC		4,313
540	Ping An Insurance Group Co of China Ltd. ADR		4,601
91	Power Corp of Canada		1,976
165	Power Financial Corp.		3,823
57	Principal Financial Group, Inc.		2,155
33	Prudential Financial, Inc.		2,181
165	Prudential PLC ADR		5,744
189	Radian Group, Inc.		2,041
218	Sampo Oyj ADR		4,868
315	Sanlam Ltd. ADR		2,126
1,022	SCOR SE ADR		3,587
108	Selective Insurance Group, Inc.		3,627
629	Standard Life PLC		2,919
138	The Allstate Corp.		8,757
87	The Chubb Corp.		10,051
48	The Travelers Cos Inc.		5,161
87	Tokio Marine Holdings, Inc. ADR		3,042
46	Torchmark Corp.		2,356
255	Tryg A/S		4,662
8	White Mountains Insurance Group Ltd.		6,135
83	WR Berkley Corp.		4,274
170	Zurich Insurance Group AG ADR		3,607
			257,827	2.49%

Iron & Steel
590	Anglo American PLC ADR		1,941
84	BHP Billiton Ltd. ADR		1,899
216	BHP Billiton PLC ADR		4,339
289	Cliffs Natural Resources, Inc. *		624
129	Commercial Metals Co.		1,895
1,106	Fortescue Metals Group Ltd.		1,611
8	Mitsui & Co Ltd. ADR		1,852
15	Nippon Steel & Sumitomo Metal Corp.		259
100	POSCO ADR		4,037
96	Rio Tinto Ltd.		2,761
98	Rio Tinto PLC		2,597
228	Steel Dynamics, Inc.		4,147
117	Tenaris SA ADR		2,531
197	ThyssenKrupp AG		3,311
822	Vale SA ADR		2,417
			36,221	0.35%

Leisure Products
62	Brunswick Corp.		2,637
31	Shimano, Inc.		4,856
83	Thor Industries, Inc.		4,597
38	Vista Outdoor, Inc. *		1,873
			13,963	0.13%

Machinery
175	Atlas Copco AB ADR		3,941
100	Azbil Corp.		2,484
29	Caterpillar, Inc.		1,963
70	FANUC Corp. ADR		1,714
53	Illinois Tool Works, Inc.		4,995
240	ITT Corp.		8,462
119	Joy Global, Inc.		1,537
221	Komatsu Ltd.		3,369
153	Kubota Corp.		1,963
183	Metso OYJ		4,060
139	Nordson Corp.		9,962
68	Omron Corp.		1,799
103	Oshkosh Corp.		3,554
388	Sandvik AB ADR		3,523
220	Smiths Group PLC ADR		3,135
250	Star Micronics Co Ltd.		2,643
88	Xylem Inc.		3,292
200	Yaskawa Electric Corp.		2,404
			64,800	0.63%

Manufactured Goods
500	Daido Steel Co Ltd.		1,885
191	SKF AB ADR		3,163
20,000	Tiangong International Co Ltd.		1,465
271	Trelleborg AB		4,520
			11,033	0.11%

Media
50	Alphabet, Inc. Class C		34,889
17	Alphabet, Inc. Class A *		12,193
78	Baidu, Inc. ADR *		13,527
5	Cable One, Inc.		2,143
55	CBS Corp. Class B		2,661
119	Comcast Corp. Class A		6,870
72	Expedia, Inc.		7,496
356	Facebook, Inc. Class A *		38,064
58	Gannett Co, Inc.		885
173	Grupo Televisa SAB ADR		4,446
438	Houghton Mifflin Harcourt Co.		8,239
166	Lagardere SCA		4,801
113	Liberty Global PLC Class C *		4,063
14	LinkedIn Corp. Class A *		1,641
128	Naspers Ltd. ADR		15,159
115	Omnicom Group, Inc.		8,948
255	Pearson PLC ADR		3,017
392	ProSiebenSat.1 Media SE ADR		4,986
400	RTL Group SA ADR		3,464
98	Sky PLC ADR		5,677
116	TEGNA, Inc.		2,858
250	The Interpublic Group of Cos Inc.		5,348
7	The Priceline Group, Inc. *		8,856
78	The Walt Disney Co.		7,450
32	Time Warner Cable, Inc.		6,108
99	Time Warner, Inc.		6,554
10	Time, Inc.		141
87	Twenty-First Century Fox, Inc.		2,351
41	Viacom, Inc. Class B		1,511
199	Vivendi SA ADR		4,135
48	WPP PLC ADR		5,051
225	Yahoo Japan Corp. ADR		1,782
77	Yahoo!, Inc. *		2,448
50	Zillow Group, Inc. Class C *		1,080
25	Zillow Group, Inc. Class A *		579
			239,421	2.31%

Medical Equipment & Devices
185	Abbott Laboratories		7,167
76	Alere, Inc. *		4,051
41	Baxter International, Inc.		1,620
57	Becton Dickinson & Co.		8,405
88	Cepheid *		2,612
202	Cochlear Ltd. ADR		7,377
105	Curtiss-Wright Corp.		7,412
53	Danaher Corp.		4,731
93	Essilor International SA ADR		5,488
3	Halyard Health, Inc. *		77
98	Hill-Rom Holdings, Inc.		4,542
15	Intuitive Surgical, Inc.		8,446
167	Koninklijke Philips NV ADR		4,230
196	Medtronic PLC		15,168
69	Olympus Corp. ADR		2,523
167	Smith & Nephew PLC ADR		5,451
68	St Jude Medical, Inc.		3,651
28	Straumann Holding AG		9,100
29	Stryker Corp.		2,896
150	Takara Bio, Inc.		1,389
31	Teleflex, Inc.		4,427
215	Terumo Corp.		7,361
37	Thermo Fisher Scientific, Inc.		4,780
			122,904	1.19%

Metals & Mining
196	Antofagasta PLC ADR		2,679
862	Glencore PLC ADR		3,129
1,501	Grupo Mexico SAB de CV		3,121
310	MMC Norilsk Nickel PJSC ADR		3,739
20,000	MMG Ltd.		4,088
84	Newmont Mining Corp.		2,170
1,572	Novagold Resources, Inc. *		7,797
54	Royal Gold, Inc.		2,504
120	South32 Ltd. ADR *		533
190	Southern Copper Corp.		4,549
1,020	Tahoe Resources, Inc.		9,425
315	Teck Resources Ltd.		1,824
2,000	UACJ Corp.		4,187
390	Vedanta Ltd. ADR		1,642
			51,387	0.50%

Oil, Gas & Coal
30	Anadarko Petroleum Corp.		1,139
45	Apache Corp.		1,723
287	BG Group PLC ADR		4,276
314	BP PLC ADR		9,134
27	California Resources Corp.		15
45	Cameron International Corp.		2,950
329	Canadian Natural Resources Ltd.		6,863
280	Canadian Oil Sands Ltd.		1,898
234	Chesapeake Energy Corp.		611
234	Chevron Corp.		19,525
59	China Petroleum & Chemical Corp. ADR		3,355
42	Cimarex Energy Co.		3,529
28	CNOOC Ltd. ADR		2,943
552	Cobalt International Energy, Inc. *		1,468
113	Columbia Pipeline Group, Inc.		2,051
153	ConocoPhillips		5,176
48	Continental Resources Inc. *		1,113
43	Devon Energy Corp.		846
756	Ecopetrol SA ADR		5,277
112	Enbridge, Inc.		3,956
244	Energen Corp.		6,461
376	Eni SpA		5,295
51	EOG Resources, Inc.		3,302
517	Exxon Mobil Corp.		41,438
4,403	Gazprom PAO ADR		16,115
198	Gibson Energy, Inc.		2,517
65	Halliburton Co.		2,098
39	Helmerich & Payne, Inc.		2,066
76	Hess Corp.		3,314
168	Husky Energy, Inc.		1,833
128	Imperial Oil Ltd.		4,078
930	Inpex Corp.		6,735
202	ITOCHU Corp. ADR		4,759
368	ITOCHU Corp.		4,343
277	Kinder Morgan Inc.		5,011
220	KOC Holding AS ADR		4,726
311	Lukoil PJSC ADR		11,037
56	Marathon Petroleum Corp.		1,918
93	National Oilwell Varco, Inc.		2,722
44	Noble Energy, Inc.		1,298
55	Occidental Petroleum Corp.		3,785
243	Oceaneering International, Inc.		6,712
45	ONEOK, Inc.		1,080
53	Paragon Offshore PLC *		12
169	PBF Energy, Inc.		5,104
45	PetroChina Co Ltd. ADR		2,949
748	Petroleo Brasileiro SA ADR *		2,693
614	Petroleo Brasileiro ADR *		1,553
36	Phillips 66		2,858
70	Pioneer Natural Resources Co.		8,437
67	QEP Resources, Inc.		654
207	Repsol SA ADR		2,142
3,642	Rosneft OAO		13,719
162	Rowan Cos Plc		2,158
520	Royal Dutch Shell PLC Class A		11,958
105	Royal Dutch Shell PLC Class A ADR		4,775
68	Royal Dutch Shell PLC Class B ADR		3,108
816	SandRidge Energy, Inc. *		35
138	Sasol Ltd. ADR		3,741
177	Schlumberger Ltd.		12,694
27	SEACOR Holdings, Inc. *		1,307
16	Seventy Seven Energy, Inc. *		8
372	Spectra Energy Corp.		10,862
394	Statoil ASA ADR		5,737
214	Suncor Energy, Inc.		5,239
725	Surgutneftegas OAO		3,770
364	Targa Resources Crop.		9,784
53	The Williams Cos, Inc.		847
45	Tidewater, Inc.		259
314	Total SA ADR		14,039
97	TransCanada Corp.		3,560
64	Valero Energy Corp.		3,845
56	Western Refining, Inc.		1,493
41	Whiting Petroleum Corp. *		164
146	Woodside Petroleum Ltd. ADR		2,686
53	World Fuel Services Corp.		2,481
			365,162	3.52%

Passenger Transportation
55	American Airlines Group, Inc.		2,255
3,000	Cathay Pacific Airways Ltd.		4,782
171	Delta Air Lines, Inc.		8,249
181	East Japan Railway Co. ADR		2,655
1,184	MTR Corp Ltd.		5,472
155	United Continental Holdings, Inc.		8,875
			32,288	0.31%

Real Estate
1,000	CapitaLand Ltd.		2,119
3,400	Central Pattana PLC		4,435
8,712	Evergrande Real Estate Group Ltd.		5,689
8,000	Goldin Properties Holdings Ltd. *		3,620
913	Henderson Land Development Co Ltd. ADR		4,939
83	Mitsubishi Estate Co Ltd. ADR		1,544
60	Mitsui Fudosan Co Ltd.		1,396
42	Morguard Corp.		4,247
100	Nomura Real Estate Holdings, Inc.		1,793
8,900	TICON Industrial Connection PCL		2,896
141	Tokyo Tatemono Co Ltd.		1,630
			34,308	0.33%

Recreation Facilities & Services
75	Cinemark Holdings, Inc.		2,483
3,000	MiraMar Hotel & Investment		4,936
600	MiraMar Hotel & Investment		123
100	Oriental Land Co., Ltd. (Japan)		6,856
129	Regal Entertainment Group Class A		2,540
66	Six Flags Entertainment Corp.		3,357
			20,295	0.20%

Renewable Energy
120,000	FDG Electric Vehicles Ltd. *		6,248	0.06%

Retail - Consumer Staples
500	Aeon Co., Ltd.		6,564
646	CK Hutchison Holdings Ltd. ADR		7,868
38	Costco Wholesale Corp.		5,701
152	CST Brands, Inc.		4,931
166	CVS Health Corp.		16,130
115	Dollar General Corp.		8,539
233	J Sainsbury PLC ADR		3,271
559	Jardine Strategic Holdings Ltd. ADR		8,324
100	Loblaw Cos Ltd.		5,090
62	Seven & i Holdings Co Ltd.		2,472
67	Target Corp.		5,256
365	Tesco PLC ADR *		2,761
92	The Kroger Co.		3,672
135	Walgreens Boots Alliance, Inc.		10,657
795	Wal-Mart de Mexico SAB de CV ADR		18,783
398	Wal-Mart Stores, Inc.		26,403
241	Wesfarmers Ltd. ADR		3,412
102	Whole Foods Market, Inc.		3,194
626	Woolworths Holdings Ltd.		3,184
159	Woolworths Ltd.		2,600
			148,812	1.44%

Retail - Discretionary
650	Alibaba Group Holding Ltd. ADR *		44,727
57	Amazon.com, Inc. *		31,494
488	Astra International Tbk PT ADR		4,934
81	AutoNation, Inc. *		4,169
11	Autozone, Inc.		8,520
106	Cabelas, Inc. *		5,086
53	Canadian Tire Corp Ltd. Class A		5,150
73	CarMax, Inc. *		3,377
289	Chicos FAS, Inc.		3,688
170	eBay, Inc. *		4,046
210	Fast Retailing Co., Ltd.		5,817
210	Fast Retailing Co., Ltd.		1,112
135	Hennes & Mauritz AB		4,398
134	Home Depot Inc/The		16,632
175	Industria de Diseno Textil SA		5,447
180	Jardine Matheson Holdings Ltd. ADR		10,420
182	JD.com, Inc. ADR *		4,679
48	Lithia Motors, Inc. Class A		4,451
53	Lowes Cos, Inc.		3,579
49	Macys, Inc.		2,117
755	Marks & Spencer Group PLC		4,467
47	Netflix, Inc. *		4,390
57	Next PLC		5,366
15	OReilly Automotive, Inc. *		3,905
465	Rakuten, Inc.		4,426
241	SM Investments Corp.		4,162
840	Steinhoff International Holdings Ltd.		4,284
77	TJX Cos Inc/The		5,706
723	Truworths International Ltd.		3,906
			214,455	2.07%

Semiconductors
149	Applied Materials, Inc.		2,812
105	ARM Holdings PLC ADR		4,302
72	ASML Holding NV		6,553
508	Infineon Technologies AG ADR		6,203
586	Intel Corp.		17,340
34	IPG Photonics Corp. *		2,804
66	Lam Research Corp.		4,838
81	Micron Technology, Inc. *		861
163	QUALCOMM, Inc.		8,279
102	Silicon Laboratories, Inc. *		4,208
1,658	Taiwan Semiconductor Manufacturing Co Ltd. ADR		39,046
93	Texas Instruments, Inc.		4,931
83	Tokyo Electron Ltd.		5,017
2,500	United Microelectronics Corp. ADR		5,175
116	Xilinx, Inc.		5,478
			117,847	1.14%

Software
10	CDK Global, Inc.		449
140	Cerner Corp.		7,148
81	Check Point Software Technologies Ltd. *		6,729
73	Citrix Systems, Inc. *		5,157
86	Dassault Systemes ADR		6,509
200	DeNA Co Ltd.		2,924
400	Itochu Techno-Solutions Corp.		8,015
91	Manhattan Associates, Inc. *		5,029
206	Mentor Graphics Corp.		3,935
992	Microsoft Corp.		50,473
35	NetEase, Inc. ADR		4,711
489	Oracle Corp.		17,985
47	Salesforce.com, Inc. *		3,184
140	SAP SE ADR		10,548
67	ServiceNow, Inc. *		3,684
64	SS&C Technologies Holdings, Inc.		3,730
200	Take-Two Interactive Software, Inc. *		7,198
3,336	Tencent Holdings Ltd. ADR		61,216
500	Tencent Holdings Ltd.		9,121
39	Tyler Technologies, Inc. *		4,692
			222,437	2.15%

Specialty Finance
77	American Express Co.		4,280
66	Capital One Financial Corp.		4,338
300	Century Tokyo Leasing Corp.		10,245
177	Cielo SA ADR		1,363
91	Discover Financial Services		4,224
36	FleetCor Technologies, Inc. *		4,597
54	MasterCard, Inc.		4,694
69	ORIX Corp. ADR		4,499
170	PayPal Holdings, Inc. *		6,484
100	PRA Group, Inc. *		2,440
177	Visa, Inc.		12,813
			59,977	0.58%

Technology Services
30	Automatic Data Processing, Inc.		2,541
84	Cognizant Technology Solutions Corp. Class A *		4,786
48	Computer Sciences Corp.		1,383
48	CSRA, Inc.		1,246
292	Experian PLC ADR		4,815
277	Hewlett Packard Enterprise Co. *		3,676
40	IHS, Inc. Class A *		4,160
344	Infosys Ltd. ADR		5,786
123	International Business Machines Corp.		16,117
88	Moody's Corp.		7,814
88	Nomura Research Institute Ltd.		3,009
415	RELX NV ADR		6,835
113	Teradata Corp. *		2,819
95	Thomson Reuters Corp.		3,477
			68,464	0.66%

Telecommunications
784	Advanced Info Service PCL ADR		3,849
452	America Movil SAB de CV ADR		6,129
764	AT&T, Inc.		28,230
2,300	Axiata Group Bhd		3,245
114	BCE, Inc.		4,916
252	BT Group PLC ADR		8,523
345	China Mobile Ltd. ADR		18,454
678	China Unicom Hong Kong Ltd. ADR		7,824
159	Chunghwa Telecom Co Ltd. ADR		4,991
305	Deutsche Telekom AG		5,131
329	Deutsche Telekom AG ADR		5,481
300	Frontier Communications Corp.		1,623
360	KDDI Corp. ADR		4,594
2,400	Maxis Bhd		3,500
531	MTN Group Ltd.		4,473
310	Nippon Telegraph & Telephone Corp. ADR		13,240
313	NTT DOCOMO, Inc. ADR		7,293
493	Orange SA ADR		8,475
112	Rogers Communications, Inc. Class B		4,138
250	Singapore Telecommunications Ltd. ADR		6,593
207	SK Telecom Co Ltd. ADR		4,310
50	SoftBank Group Corp.		2,472
146	SoftBank Group Corp. ADR		3,606
613	Sprint Corp. *		2,109
100	Swisscom AG ADR		4,884
414	Telecom Italia SpA *		3,966
684	Telefonica SA ADR		6,799
148	Telekomunikasi Indonesia Persero Tbk PT ADR		7,259
98	Telenor ASA ADR		4,364
324	Telephone & Data Systems, Inc.		8,657
324	TeliaSonera AB ADR		2,965
23	Telesities SAB de CV		12
218	Telstra Corp Ltd. ADR		4,096
505	Verizon Communications, Inc.		25,619
835	Vodacom Group Ltd.		7,902
318	Vodafone Group PLC ADR		9,667
200	Vodafone Group PLC		611
			250,000	2.41%

Transportation & Logistics
400	AP Moeller - Maersk A/S ADR		2,640
1,625	Auckland International Airport Ltd.		6,532
204	Canadian National Railway Co.		11,812
78	CH Robinson Worldwide, Inc.		5,447
93	CSX Corp.		2,245
23	FedEx Corp.		3,148
2,030	International Container Terminal Services, Inc.		2,651
47	Kansas City Southern		3,840
46	Norfolk Southern Corp.		3,366
34	Ryder System, Inc.		1,928
126	Sydney Airport		580
645	TNT Express NV ADR		5,495
36	Union Pacific Corp.		2,839
27	United Parcel Service, Inc. Class B		2,607
			55,130	0.53%

Transportation Equipment
36	Cummins, Inc.		3,513
23	Hino Motors Ltd. ADR		2,329
177	Paccar, Inc.		9,116
386	Volvo AB ADR		3,853
52	Wabtec Corp.		3,671
			22,482	0.22%

Utilities
3,933	A2A SpA		4,521
98	AGL Resources, Inc.		6,336
74	Ameren Corp.		3,474
57	American Electric Power Co, Inc.		3,520
62	American Water Works Co, Inc.		4,019
55	Atmos Energy Corp.		3,818
100	Avangrid, Inc.		3,879
1,598	Centrica PLC		4,625
481	Cia de Saneamento Basico do Estado de Sao Paulo ADR		2,679
648	CLP Holdings Ltd.		5,735
53	Consolidated Edison, Inc.		3,711
9	CPFL Energia SA ADR		76
57	Dominion Resources Inc.		3,985
37	DTE Energy Co.		3,112
74	Duke Energy Corp.		5,497
255	E.ON SE ADR		2,336
75	El Paso Electric Co.		3,064
795	Electricite de France SA ADR		1,622
252	Electricite de France SA		2,665
128	Endesa SA		2,322
877	Enel SpA ADR		3,438
310	Enersis SA ADR		3,918
262	Engie SA		4,070
41	Entergy Corp.		2,961
149	Exelon Corp.		4,692
139	FirstEnergy Corp.		4,652
261	Gas Natural SDG SA		4,577
1,979	Hera SpA		5,596
2,200	Hong Kong & China Gas Co Ltd.		3,869
6,000	Huadian Power International Corp Ltd.		3,255
237	Iberdrola SA ADR		6,078
11,340	Keppel Infrastructure Trust		3,749
324	Korea Electric Power Corp. ADR		7,627
91	National Grid PLC		6,122
42	NextEra Energy, Inc.		4,738
113	NiSource, Inc.		2,427
22	ONE Gas, Inc.		1,276
141	PPL Corp.		4,934
114	Public Service Enterprise Group, Inc.		4,863
44	Sempra Energy		4,246
47	Southwest Gas Corp.		2,867
200	SSE PLC ADR		3,814
452	Superior Plus Corp.		2,813
17	Talen Energy Corp. *		108
250	The Kansai Electric Power Co Inc. *		2,750
118	The Southern Co.		5,685
122	Vectren Corp.		5,553
362	Veolia Environnement SA ADR		8,123
89	WGL Holdings, Inc.		6,069
134	Xcel Energy, Inc.		5,298
			201,164	1.94%

Waste & Environmental Services & Equipment
3,593	China Everbright International Ltd.		3,820
4,000	CITIC Envirotech Ltd.		3,953
			7,773	0.07%

Total for Common Stock (Cost - $5,497,415)			$ 5,090,862	49.11%

CORPORATE BONDS

Corporate Bonds
8,000	Anheuser Busch 7.75%, 01/15/19		9,294
10,000	Arizona Pub Serv 4.5%, 04/01/42		10,783
10,000	BP Capital 4.742%, 03/11/21		10,658
10,000	Carnival Corp 3.95%, 10/15/20		10,555
10,000	Coca Cola 1.65%, 11/01/18		10,152
7,000	Credit Suisse 7.125%, 07/15/32		8,897
10,000	Deere & Co 2.6%, 06/08/22		10,031
9,000	Entergy Gulf 6.0%, 05/01/18		9,720
8,000	Equitable Cos 7.0%, 04/01/28		10,028
11,000	European Investment 1.75%, 03/15/17		11,100
10,000	Fed Home Loan Mortgage 1.0%, 03/08/17		10,026
5,000	FHLMC 1.25%, 10/02/19		5,011
5,000	FNMA 1.05%, 05/25/18		4,993
5,000	FNMA 5.0%, 03/15/16		5,009
9,000	Goldman Sachs 5.95%, 01/18/18		9,597
9,000	Hartford Finl 5.125%, 04/15/22		9,965
9,000	Host Hotels & Resorts 6.0%, 10/01/21		10,011
10,000	HSBC Holdings 5.1%, 04/05/21		11,022
10,000	Intl Bk Recon 2.125%, 03/15/16		10,006
10,000	John Deere Cap 2.25%, 06/07/16		10,042
8,000	Kraft Foods 6.875%, 01/26/39		10,088
10,000	Merck & Co 4.15%, 05/18/43		10,299
9,000	Norfolk Southern 5.9%, 06/15/19		10,012
10,000	ONEOK Partners 6.125%, 02/01/41		7,269
10,000	Plains Amer Pipeline 3.85%, 10/15/23		8,116
8,000	Shell Intl 5.5%, 03/25/40		8,429
10,000	Total Fina 4.45%, 06/24/20		10,665
11,000	Verizon Communications 2.45%, 11/01/22		10,631
11,000	Wells Fargo 1.5%, 01/16/18		10,981
10,000	Xerox Corp 2.95%, 03/15/17		10,020
Total for Corporate Bonds (Cost - $297,921)			283,410	2.73%

EXCHANGE TRADED FUNDS
2	Global X MSCI Norway ETF		19
9	iShares 10-20 Year Treasury Bond ETF		1,274
1,305	iShares 1-3 Year Treasury Bond ETF		110,873
315	iShares 20+ Year Treasury Bond ETF		41,259
1,704	iShares 3-7 Year Treasury Bond ETF		214,329
573	iShares 7-10 Year Treasury Bond ETF		63,357
371	iShares Agency Bond ETF		42,466
41	iShares China Large-Cap ETF		1,241
7,681	iShares Emerging Markets Local Currency Bond ETF		305,473
2,095	iShares JP Morgan USD Emerging Markets		224,689
5,788	iShares MBS ETF		633,381
293	iShares MSCI Brazil Small-Cap ETF		1,948
4	iShares MSCI China Small-Cap ETF		157
2,123	iShares MSCI Emerging Markets ETF		64,370
66	iShares MSCI Emerging Markets Small-Cap ETF		2,488
3	iShares MSCI Hong Kong ETF		54
5,867	iShares MSCI India ETF		140,926
237	iShares MSCI Japan Small-Cap ETF		12,928
2,006	iShares MSCI Malaysia ETF		15,707
452	iShares MSCI Pacific ex Japan ETF		15,892
129	iShares MSCI Philippines ETF		4,208
463	iShares MSCI Qatar Capped ETF		8,691
1	iShares MSCI Russia Capped ETF		11
58	iShares MSCI Singapore ETF		563
2,400	iShares MSCI South Korea Capped ETF		111,816
3,941	iShares MSCI Taiwan ETF		50,602
207	iShares MSCI Thailand Capped ETF		13,109
15	iShares MSCI Turkey ETF		562
792	iShares MSCI UAE Capped ETF		12,767
6,356	Market Vectors Emerging Markets Local Currency		109,196
348	Market Vectors India Small-Cap Index ETF		11,296
175	Market Vectors Russia Small-Cap ETF		3,143
4,866	Nomura TOPIX ETF		57,577
320	Powershares International Corporate Bond ETF		7,914
5,285	SPDR Barclays High Yield Bond ETF		176,678
13,234	SPDR Barclays International Corporate Bond ETF		409,857
21,101	SPDR Barclays International Treasury Bond ETF		1,128,692
2,717	Vanguard Intermediate-Term Corporate Bond ETF		231,461
1,109	Vanguard Long-Term Corporate Bond ETF		93,622
1,041	Vanguard Short-Term Corporate Bond ETF		82,468
159	Vanguard Small-Cap Growth ETF		17,584
107	Vanguard Small-Cap Value ETF		10,044
1	Xact Omxs30 ETF *		17
Total for Exchange Traded Funds (Cost - $4,650,126)			$ 4,434,709	42.78%

REAL ESTATE INVESTMENT TRUSTS
123	American Capital Agency Corp.		2,223
49	AvalonBay Communities, Inc.		8,410
25	Boston Properties, Inc.		2,854
22	Care Capital Properties, Inc.		583
101	Corporate Office Properties Trust		2,363
146	DCT Industrial Trust, Inc.		5,284
210	DiamondRock Hospitality Co.		1,869
246	Duke Realty Corp.		5,087
62	Extra Space Storage, Inc.		5,093
37	Federal Realty Investment Trust		5,478
14,309	Franshion Properties China, Ltd.		3,568
120	The GEO Group Inc.		3,485
1,154	Goodman Group		5,347
187	Healthcare Realty Trust, Inc.		5,425
2	Japan Prime Realty Investment Corp.		8,223
1	Kenedix Office Investment Corp.		5,810
124	Kimco Realty Corp.		3,317
57	Lamar Advertising Co. Class A		3,256
287	Land Securities Group PLC		4,030
131	LaSalle Hotel Properties		3,190
2,905	Mirvac Group		3,796
134	Potlatch Corp.		3,543
22	Public Storage		5,489
135	Redwood Trust, Inc.		1,605
24	Simon Property Group, Inc.		4,554
39	SL Green Realty Corp.		3,439
43	Sovran Self Storage, Inc.		4,577
76	Sun Communities, Inc.		5,132
182	Sunstone Hotel Investors, Inc.		2,348
149	UDR, Inc.		5,115
180	Unibail-Rodamco SE ADR		4,484
90	Ventas, Inc.		5,010
547	VEREIT, Inc.		4,387
48	Welltower, Inc.		3,061
233	Weyerhaeuser Co.		6,059
78	WP Carey, Inc.		4,422
26	WP Glimcher, Inc.		225
Total for Real Estate Investment Trusts (Cost - $151,556)			$ 152,141	1.47%

U.S. TREASURY NOTES
20,000	US Treasury 0.25%, 05/15/2016		$ 19,996
10,000	US Treasruy 0.5%, 06/15/2016		10,003
10,000	US Treasury 0.625%, 07/15/2016		10,006
10,000	US Treasury 1.0%, 08/31/2016		10,023
20,000	US Treasury 2.75%, 11/30/2016		20,312
10,000	US Treasury 0.875%, 01/31/2017		10,016
10,000	US Treasury 0.875%, 02/28/2017		10,016
20,000	US Treasury 0.75%, 6/30/2017		20,002
10,000	US Treasury 0.75%, 12/31/2017		9,991
10,000	US Treasury 1.375%, 07/31/2018		10,132
15,000	US Treasury 1.375%, 11/30/2018		15,203
15,000	US Treasury 1.125%, 05/31/2019		15,072
10,000	US Treasury 1.0%, 08/31/2019		9,988
10,000	US Treasury 1.0%, 09/30/2019		9,980
10,000	US Treasury 1.125%, 03/31/2020		9,990
10,000	US Treasury 3.5%, 5/15/2020		10,946
10,000	US Treasury 2.625%, 08/15/2020		10,611
10,000	US Treasury 2.625%, 11/15/2020		10,625
10,000	US Treasury 2.125%, 08/15/2021		10,401
10,000	US Treasury 1.75%, 05/15/2022		10,173
10,000	US Treasury 2.0%, 02/15/2023		10,322
10,000	US Treasury 2.5%, 08/15/2023		10,676
5,000	US Treasury 6.25%, 8/15/2023		6,656
5,000	US Treasury 5.25%, 02/15/2029		6,871
5,000	US Treasury 4.625%, 02/15/2040		6,994
5,000	US Treasury 3.875%, 08/15/2040		6,295
5,000	US Treasury 3.125%, 11/15/2041		5,590
Total for U.S. Treasury Notes (Cost - $296,592)			$ 296,890	2.86%

MONEY MARKET FUND
80,993	Aim Short Term Investments Treasury 0.03% **		80,993	0.78%
Total for Money Market Fund (Cost - $80,993)

	Total Investments (Cost - $10,974,604) ***		$ 10,339,005	99.74%

	Other Assets Less Liabilities		27,046	0.26%

	Net Assets		$ 10,366,051	100.00%

*Non-Income Producing Security.
** Variable Rate Security: The Yield Rate shown represents the rate at February 29, 2016.

*** At February 29, 2016 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $10,974,604 amounted to $622,027, which consisted of aggregate gross unrealized appreciation of $513,746 and aggregate gross unrealized depreciation of $1,135,773.

NOTES TO FINANCIAL STATEMENTS
CCA Core Return Fund
1. SECURITY TRANSACTIONS

At February 29, 2016 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $10,974,604 amounted to $622,027, which consisted of aggregate gross unrealized appreciation of $513,746 and aggregate gross unrealized depreciation of $1,135,773.

2. SIGNIFICANT ACCOUNTING POLICIES

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, Including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of February 29, 2016:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$5,090,862	$0	$0	$5,090,862
Real Estate Investment Trust	$152,141	$0	$0	$152,141
Exchange Traded Funds	$4,434,709	$0	$0	$4,434,709
Corporate Bonds	$0	$283,410	$0	$283,410
US Treasury & Obligation	$0	$296,890	$0	$296,890
Cash Equivalents	$80,993	$0	$0	$80,993
Total	$9,758,705	$580,300	$0	$10,339,005

CCA Aggressive Return Fund
Schedule of Investments
February 29, 2016 (Unaudited)

Shares			Market Value	% of Net Assets

COMMON STOCKS
Flow Control Equipment
700	Nabtesco		$ 13,405	0.07%

Machinery
300	Scania AB		0	0.00%

	Total for Common Stock (Cost - $14,488)		13,405	0.07%

Exchange Traded Fund
796	iShares Barclays Bond 10-20 Yr Treasury Bond ETF		112,666
7,426	iShares Barclays Bond 20+ Yr Treasury Bond ETF		972,657
360,703	SPDR Barclays International Treasury Bond ETF		19,294,004

	Total for Exchange Traded Funds (Cost - $19,690,095)		20,379,327	99.56%

MONEY MARKET FUNDS
79,187	Aim Short Term Invts Tr Treasury 0.03% ** (Cost - $79,187)		79,187	0.39%

	Total Investments (Cost - $19,783,770)		20,471,919	100.02%

	Other Assets Less Liabilities		(3,546)	-0.02%

	Net Assets		20,468,373	100.00%

* Non-Income Producing Security.
** Variable Rate Security: The Yield Rate shown represents the rate at February 29, 2016.

*** At February 29, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $19,783,770 amounted to $688,149, which consisted of aggregate gross unrealized appreciation of $699,187 and aggregate gross unrealized depreciation of $11,038.

NOTES TO FINANCIAL STATEMENTS
CCA Aggressive Return Fund
1. SECURITY TRANSACTIONS

At February 29, 2016 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $19,783,770 amounted to $688,149, which consisted of aggregate gross unrealized appreciation of $699,187 and aggregate gross unrealized depreciation of $11,038.

2. SIGNIFICANT ACCOUNTING POLICIES

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation method

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, Including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of February 29, 2016:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$13,405	$0	$0	$13,405
Exchange Traded Funds	$20,379,327	$0	$0	$20,379,327
Cash Equivalents	$79,187	$0	$0	$79,187
Total	$20,471,919	$0	$0	$20,471,919

 Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CCA Investments Trust

By /s/Adam Checchi

* Adam Checchi

   President and Principal Executive Officer

Date:  April 25, 2016

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Adam Checchi

* Adam Checchi

   President and Principal Executive Officer

Date:  April 25, 2016

By /s/Wes Gallup

* Wes Gallup

Treasurer and Principal Financial Officer

Date:  April 25, 2016